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RECEIVED
2014 DEC 29 AM 8:32
SEC / TM

SEC Mail Processing Section DEC 24 2014 Washington DC 404

SEC Mail Processing Section DEC 24 2014 Washington DC

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

14011365

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Open-end Management Investment Company

3. Class of New Derivative Securities Product:
Investment Company Units

4. Name of Underlying Instrument:
Russell 1000 Equal Weight Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:
EQAL

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
NYSE, NYSE MKT, Nasdaq

8. Settlement Methodology of New Derivative Securities Product:
Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):
Not applicable.

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Martha Redding

Title:
Chief Counsel and Assistant Corporate Secretary

Telephone Number:
(212) 656-2328

Manual Signature of Official Responsible for Form:

[signature]

December 23, 2014

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	DEC 2 4 2014

SEC 2449 (1/99)

NYSE

Martha Redding
Chief Counsel
Assistant Corporate Secretary

New York Stock Exchange
11 Wall Street
New York, NY 10005
T + 1 212 656 2838
F + 1 212 656 8101
Martha.Redding@theice.com

SEC
Mail Processing
Section
DEC 24 2014
Washington DC
404

RECEIVED
2014 DEC 29 AM 8: 32
SEC / TM

Via Overnight Mail

December 23, 2014

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: 19b-4(e) – PowerShares Russell 1000 Equal Weight Portfolio

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the securities listed below.

PowerShares Russell 1000 Equal Weight Portfolio (EQAL)

If you have any questions, please do not hesitate to call me at (212) 656-2328.

Sincerely,

Enclosures

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	
Public Availability:	DEC 24 2014